CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 29,934,205	188,151,454	312,994,474	259,424,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,498,540	97,416,071	83,808,331	46,108,118
Amortization expense	791,788	4,976,783	4,976,783	4,599,015
Changes in operating assets and liabilities:
Trade accounts receivable	(438,557)	(2,756,551)	(171,542,845)	(57,082,888)
Inventories	(8,284,951)	(52,075,060)	10,736,967	(47,857,728)
Prepaid expenses and other current assets	8,214,648	51,633,164	(79,050,747)	(71,194,527)
Trade accounts payable	(94,660)	(594,986)	(16,022,516)	(12,528,255)
Accrued expenses and other payables	1,246,768	7,836,558	14,672,516	83,175,504
Income tax payable	(4,425,107)	(27,814,007)	14,767,904	(10,308,927)
Net cash provided by operating activities	42,442,674	266,773,426	175,340,867	194,334,643
Cash flows from investing activities:
Restricted bank deposits	(11,932,225)	(75,000,000)
Purchases of property, plant and equipment	(7,765,220)	(48,808,296)	(303,083,944)	(537,568,350)
Payments of land use rights	(14,262,690)	(89,648,135)		(32,386,000)
Net cash used in investing activities	(33,960,135)	(213,456,431)	(303,083,944)	(569,954,350)
Cash flows from financing activities:
Capital contribution				256,100,772
Proceeds from short-term borrowings	160,639,567	1,009,700,000	525,700,000	498,000,000
Repayments of short-term borrowings	(107,580,941)	(676,200,000)	(515,000,000)	(143,200,000)
Net cash provided by financing activities	53,058,626	333,500,000	10,700,000	610,900,772
Effect of foreign currency exchange translation	(16)	(100)	(65,787)	(81,518)
Net increase (decrease) in cash	61,541,149	386,816,895	(117,108,864)	235,199,547
Cash-beginning of year	35,617,811	223,875,750	340,984,614	105,785,067
Cash-end of year	97,158,960	610,692,645	223,875,750	340,984,614
Supplemental disclosure of cash flow information:
Income taxes	14,403,175	90,531,158	90,426,776	98,573,665
Interest	6,804,198	42,767,789	34,114,359	12,608,465
Non-cash investing activities:
Accrued fixed asset purchases	$ 1,081,910	6,800,347	37,639,864	81,865,371